Net cash and cash equivalents (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Current bank accounts	SFr 382.6	SFr 500.9
Digital wallets	13.5	10.9
Fixed deposit	623.7	412.5
Cash and cash equivalents	1,019.9	924.3
Current bank overdrafts	0.0	0.0
Net cash and cash equivalents	1,019.9	924.3	SFr 494.6	SFr 371.0
Restricted cash and cash equivalents	SFr 0.9	SFr 0.6